Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 1,346	$ 1,627
Other comprehensive income (loss):
Unrealized holding gains (losses) arising during the period related to investment securities available for sale, net of tax of ($25) and $1:	(49)	11
Other comprehensive income (loss), net of tax	(49)	11
Comprehensive income	$ 1,297	$ 1,638